Trade and Other Accounts Receivables (Details) - ILS (₪)		Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Trade receivables	[1]	₪ 17,457	₪ 212,151
Governmental Institutions		24,327	35,716
Other accounts receivables		2,676
Trade and Other Accounts Receivables		₪ 44,460	₪ 247,867

[1]	During 2023, the Company’s previous sole customer, Galileo, notified the Company of the discontinuity of the licensing agreement between the parties.